PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jul. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Summary of property and equipment stated at cost less accumulated depreciation

Property and equipment, net, consisted of the following:

	As of July 31,
	2020	2019
Furniture, fixtures and equipment	$980,188	$98,615
Leasehold improvement	1,737,898	—
Vehicles	731,782	—
Total	3,449,868	98,615
Less: Impairment of fixed assets	(173,799)	—
Less: accumulated depreciation	(652,678)	(49,586)
Property and equipment, net	$2,623,391	$49,029